Goodwill and Other Intangible Assets - Estimated Amortization Expense (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 25,531
2019	18,657
2020	10,301
2021	3,718
2022	1,004
2023 and thereafter	$ 215